Annual Total Returns- Invesco Liquid Assets Portfolio (Cash Management) [BarChart] - Cash Management - Invesco Liquid Assets Portfolio - Cash Management Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.05%	0.08%	0.03%	0.01%	0.05%	0.42%	0.95%	1.89%	2.20%	0.50%